RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

11. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2023, 2022 and 2021, the Company entered into the following transactions with related parties:

	December 31, 2023	December 31, 2022	December 31, 2021

Consulting fees paid or accrued to officers or their companies	$1,035,063	$909,314	$1,124,304
Directors' fees	2,223	2,308	2,398

Stock option grants to officers and directors	$23,750	$120,563
Stock option grant price range	CAD$0.92	CAD$0.81

Of the total consulting fees noted above, $720,442, $691,435, and $772,494 for the years ended December 31, 2023, 2022, and 2021 respectively, was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $360,221 and $345,717, and $386,247 of this amount for the years ended December 31, 2023, 2022, and 2021, respectively. As at December 31, 2023 and 2022 respectively, a balance of $152,415 and a prepaid balance of $181,973 exists to this related company and $Nil remains payable in all years to the related party for expenses earned for work on behalf of the Company. The CEO of the company made a $50,000 payment on behalf of the company in 2021. This balance was repaid in 2022.

During 2023, the Company granted 62,500 options to insiders at a price of $0.68 (CAD$0.92). A total of $23,750 was included in consulting fees related to these options. During 2022, the Company granted 350,000 options to insiders at a price of $0.60 (CAD$0.81). A total of $120,563 was included in consulting fees related to these options. On July 1, 2022, the original terms of existing options were extended. The Company recognized an expense of $77,092 related to the extension of the option terms to maturity related to insiders. During 2021 the Company did not grant stock options to insiders.